Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Accrued expenses and other payables
Insurance premium received on behalf of insurance company	$ 5,298	¥ 33,232	¥ 28,348
Other tax payables	287	1,802	4,365
Accrued salaries, bonus and welfare expenses	2,794	17,524	8,770
Accrued consultancy and professional fees	763	4,785	4,961
Payable for property, plant and equipment	114	712	1,098
Other payables	2,385	14,968	17,620
Total accrued expenses and other payables	$ 11,641	¥ 73,023	¥ 65,162